Income Taxes (Details 1) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Deferred tax assets:
Depreciation	$ 339	$ 83
Start-up and organizational costs	68,077	4,782
Stock compensation expense	16,530
Net operating loss carryforward	24,358	5,777
Gross deferred tax assets	109,304	10,642
Valuation allowance recognized for deferred tax assets	(109,304)	(10,642)
Net deferred tax assets